United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/2013

Date of Reporting Period: Quarter ended 01/31/2013

Item 1. Schedule of Investments

Federated Automated Government Cash Reserves
Portfolio of Investments
January 31, 2013 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—74.1%
$42,000,000	[1]	Federal Farm Credit System Discount Notes, 0.080% - 0.100%, 2/25/2013 - 5/2/2013	$41,995,556
75,983,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.125% - 0.266%, 2/1/2013 - 2/28/2013	75,982,828
27,800,000		Federal Farm Credit System Notes, 0.150% - 5.400%, 2/6/2013 - 6/24/2013	27,834,191
68,215,000	[1]	Federal Home Loan Bank System Discount Notes, 0.040% - 0.130%, 2/1/2013 - 4/2/2013	68,210,849
24,080,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.090% - 0.170%, 2/1/2013 - 3/11/2013	24,077,829
104,550,000		Federal Home Loan Bank System Notes, 0.150% - 3.375%, 2/25/2013 - 9/30/2013	104,620,313
		TOTAL GOVERNMENT AGENCIES	342,721,566
		U.S. TREASURY—25.9%
10,000,000	[1]	United States Treasury Bill, 0.040%, 2/28/2013	9,999,700
10,000,000	[1]	United States Treasury Bill, 0.085%, 4/4/2013	9,998,536
6,700,000	[1]	United States Treasury Bill, 0.110%, 8/1/2013	6,696,295
4,000,000		United States Treasury Note, 0.250%, 10/31/2013	4,002,713
62,000,000		United States Treasury Note, 0.625%, 2/28/2013	62,023,021
10,000,000		United States Treasury Note, 1.375%, 2/15/2013	10,004,721
7,000,000		United States Treasury Note, 2.500%, 3/31/2013	7,026,090
5,000,000		United States Treasury Note, 3.375%, 6/30/2013	5,066,951
5,000,000		United States Treasury Note, 3.375%, 7/31/2013	5,080,278
		TOTAL U.S. TREASURY	119,898,305
		TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[3]	462,619,871
		OTHER ASSETS AND LIABILITIES - NET—0.0%[4]	54,334
		TOTAL NET ASSETS—100%	$462,674,205
1	Discount rate at the time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
2
Federated U.S. Treasury Cash Reserves
Portfolio of Investments
January 31, 2013 (unaudited)
Principal Amount		Value
	U.S. TREASURY—98.7%
	U.S. Treasury Bills—53.4%[1]
$412,740,000	United States Treasury Bill, 0.090%, 5/9/2013	$412,639,911
100,000,000	United States Treasury Bill, 0.095%, 5/30/2013	99,968,861
1,178,350,000	United States Treasury Bill, 0.110%, 8/1/2013	1,177,698,307
100,000,000	United States Treasury Bill, 0.150%, 4/18/2013	99,968,333
150,000,000	United States Treasury Bills, 0.010% - 0.115%, 2/7/2013	149,998,875
3,308,400,000	United States Treasury Bills, 0.030% - 0.095%, 2/28/2013	3,308,275,923
1,369,000,000	United States Treasury Bills, 0.055% - 0.095%, 3/7/2013	1,368,895,058
646,000,000	United States Treasury Bills, 0.060% - 0.090%, 2/21/2013	645,974,367
547,000,000	United States Treasury Bills, 0.065% - 0.140%, 2/14/2013	546,988,093
1,000,000,000	United States Treasury Bills, 0.070% - 0.110%, 4/11/2013	999,808,333
423,025,000	United States Treasury Bills, 0.085% - 0.090%, 3/14/2013	422,983,058
750,000,000	United States Treasury Bills, 0.085% - 0.110%, 4/4/2013	749,879,444
332,522,000	United States Treasury Bills, 0.090% - 0.155%, 5/2/2013	332,406,558
	TOTAL	10,315,485,121
	U.S. Treasury Notes—45.3%
80,000,000	United States Treasury Note, 0.250%, 10/31/2013	80,054,255
200,000,000	United States Treasury Note, 1.000%, 7/15/2013	200,775,968
100,000,000	United States Treasury Note, 1.125%, 6/15/2013	100,372,322
50,000,000	United States Treasury Note, 1.375%, 3/15/2013	50,075,478
62,000,000	United States Treasury Note, 1.750%, 4/15/2013	62,204,488
250,000,000	United States Treasury Note, 3.125%, 8/31/2013	254,302,434
416,000,000	United States Treasury Note, 3.375%, 7/31/2013	422,672,746
632,000,000	United States Treasury Notes, 0.375% - 3.375%, 6/30/2013	638,298,501
3,343,750,000	United States Treasury Notes, 0.625% - 2.750%, 2/28/2013	3,346,717,681
1,137,390,000	United States Treasury Notes, 0.750% - 2.500%, 3/31/2013	1,139,631,638
2,466,000,000	United States Treasury Notes, 1.375% - 3.875%, 2/15/2013	2,467,320,973
	TOTAL	8,762,426,484
	TOTAL INVESTMENTS—98.7% (AT AMORTIZED COST)[2]	19,077,911,605
	OTHER ASSETS AND LIABILITIES - NET—1.3%[3]	256,653,493
	TOTAL NET ASSETS—100%	$19,334,565,098
1	Discount rate at the time of purchase.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities.

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair market value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
2

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date March 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 21, 2013

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date March 21, 2013